Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value By Balance Sheet Grouping Text Block
	December 31, 2012					December 31, 2011
	Carrying					Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value	amount	Fair value
Financial Assets:
Cash and due from banks	$439,363	$439,363	$-	$-	$439,363	$535,282	$535,282
Money market investments	1,085,580	839,007	246,573	-	1,085,580	1,376,174	1,376,174
Trading account securities, excluding
derivatives[1]	314,515	-	297,959	16,556	314,515	436,330	436,330
Investment securities available-for-sale[1]	5,084,201	3,827	5,073,304	7,070	5,084,201	5,009,823	5,009,823
Investment securities held-to-maturity:
Obligations of Puerto Rico, States
and political subdivisions	116,177	-	-	117,558	117,558	98,973	98,770
Collateralized mortgage
obligation-federal agency	140	-	-	144	144	160	151
Other	26,500	-	1,500	25,031	26,531	26,250	26,333
Total investment securities
held-to-maturity	$142,817	$-	$1,500	$142,733	$144,233	$125,383	$125,254
Other investment securities:
FHLB stock	$89,451	$-	$89,451	$-	$89,451	$84,133	$84,133
FRB stock	79,878	-	79,878	-	79,878	79,648	79,648
Trust preferred securities	14,197	-	13,197	1,000	14,197	14,197	14,197
Other investments	1,917	-	-	3,975	3,975	1,902	3,605
Total other investment securities	$185,443	$-	$182,526	$4,975	$187,501	$179,880	$181,583
Loans held-for-sale	$354,468	$-	$4,779	$376,582	$381,361	$363,093	$390,783
Loans not covered under loss sharing
agreement with the FDIC	20,361,491	-	-	17,424,038	17,424,038	19,912,233	16,753,889
Loans covered under loss sharing
agreements with the FDIC	3,647,066	-	-	3,925,440	3,925,440	4,223,758	4,663,327
FDIC loss share asset	1,399,098	-	-	1,241,579	1,241,579	1,915,128	1,755,295
Mortgage servicing rights	154,430	-	-	154,430	154,430	151,323	151,323
Derivatives	41,935	-	41,935	-	41,935	61,887	61,887
	December 31, 2012					December 31, 2011
	Carrying					Carrying
(In thousands)	amount	Level 1	Level 2	Level 3	Fair value	amount	Fair value
Financial Liabilities:
Deposits:
Demand deposits	$18,089,904	$-	$18,089,904	$-	$18,089,904	$17,232,087	$17,232,087
Time deposits	8,910,709	-	8,994,363	-	8,994,363	10,710,040	10,825,256
Total deposits	$27,000,613	$-	$27,084,267	$-	$27,084,267	$27,942,127	$28,057,343
Assets sold under agreements to
repurchase:
Securities sold under agreements
to repurchase	$1,378,562	$-	$1,385,237	$-	$1,385,237	$1,102,907	$1,107,314
Structured repurchase agreements	638,190	-	720,620	-	720,620	1,038,190	1,166,488
Total assets sold under agreements to
repurchase	$2,016,752	$-	$2,105,857	$-	$2,105,857	$2,141,097	$2,273,802
Other short-term borrowings[2]	$636,200	$-	$636,200	$-	$636,200	$296,200	$296,200
Notes payable:
FHLB advances	$577,490	$-	$608,313	$-	$608,313	$642,568	$673,505
Medium-term notes	236,753	-	243,351	3,843	247,194	278,897	282,898
Junior subordinated deferrable
interest debentures (related to
trust preferred securities)	439,800	-	363,659	-	363,659	439,800	284,238
Junior subordinated deferrable
interest debentures (Troubled
Asset Relief Program)	499,470	-	-	824,458	824,458	470,037	457,120
Others	24,208	-	-	24,208	24,208	25,070	25,070
Total notes payable	$1,777,721	$-	$1,215,323	$852,509	$2,067,832	$1,856,372	$1,722,831
Derivatives	$42,585	$-	$42,585	$-	$42,585	$66,700	$66,700
Contingent consideration	$112,002	$-	$-	$112,002	$112,002	$99,762	$99,762

(In thousands)	Notional amount	Level 1	Level 2	Level 3	Fair value	Notional amount	Fair value
Commitments to extend credit	$6,774,990	$-	$-	$2,858	$2,858	$6,695,956	$2,062
Letters of credit	148,153	-	-	1,544	1,544	136,341	2,339